Acquisitions - Completed Acquisitions Information (Detail) - Summit Materials, LLC	May 20, 2016 item	Apr. 29, 2016 facility item	Mar. 18, 2016 facility item	Feb. 05, 2016 item	Aug. 21, 2015 facility item
Sierra Ready Mix, LLC | West Segment [Member] | Aggregates [Member]
Business Acquisition [Line Items]
Number of sand and gravel pits acquired | item		1
Sierra Ready Mix, LLC | West Segment [Member] | Ready Mixed Concrete [Member] | Cement plant
Business Acquisition [Line Items]
Number of plants acquired | facility		2
LeGrand Johnson Construction Co. [Member] | West Segment [Member] | Aggregates [Member]
Business Acquisition [Line Items]
Number of sand and gravel pits acquired | item					5
LeGrand Johnson Construction Co. [Member] | West Segment [Member] | Ready Mixed Concrete [Member]
Business Acquisition [Line Items]
Number of plants acquired | facility					4
LeGrand Johnson Construction Co. [Member] | West Segment [Member] | Asphalt [Member]
Business Acquisition [Line Items]
Number of plants acquired | facility					3
APAC Kansas Inc | East Segment [Member] | Aggregates [Member]
Business Acquisition [Line Items]
Number of quarries | item	7
Boxley | East Segment [Member] | Aggregates [Member]
Business Acquisition [Line Items]
Number of quarries | item			6
Boxley | East Segment [Member] | Ready Mixed Concrete [Member] | Cement plant
Business Acquisition [Line Items]
Number of plants acquired | facility			4
Boxley | East Segment [Member] | Asphalt [Member]
Business Acquisition [Line Items]
Number of plants acquired | facility			4
AMC | East Segment [Member] | Aggregates [Member]
Business Acquisition [Line Items]
Number of sand and gravel pits acquired | item				5